Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ELFUN TRUSTS
Prospectus Date	rr_ProspectusDate	Apr. 30, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

ELFUN GOVERNMENT MONEY MARKET FUND

ELFUN TAX-EXEMPT INCOME FUND

ELFUN INCOME FUND

ELFUN DIVERSIFIED FUND

ELFUN INTERNATIONAL EQUITY FUND

ELFUN TRUSTS

(each a “Trust,” and collectively the “Trusts”)

Supplement dated April 3, 2020 to the
Summary Prospectuses and Prospectuses, each dated as set forth on Appendix A as may be supplemented and/or revised from time to time, with respect to the series of the Trusts listed on Appendix A (each a “Fund,” and collectively the “Funds”)

1.	Effective immediately, “Market Risk” included in each “Principal Risks” section of each Prospectus and Summary Prospectus is deleted and replaced with the following:

Market Risk: The Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

ELFUN GOVERNMENT MONEY MARKET FUND | ELFUN GOVERNMENT MONEY MARKET FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

ELFUN GOVERNMENT MONEY MARKET FUND

(each a “Trust,” and collectively the “Trusts”)

Supplement dated April 3, 2020 to the
Summary Prospectuses and Prospectuses, each dated as set forth on Appendix A as may be supplemented and/or revised from time to time, with respect to the series of the Trusts listed on Appendix A (each a “Fund,” and collectively the “Funds”)

1.	Effective immediately, “Market Risk” included in each “Principal Risks” section of each Prospectus and Summary Prospectus is deleted and replaced with the following:

Market Risk: The Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

ELFUN TAX EXEMPT INCOME FUND | ELFUN TAX EXEMPT INCOME FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

ELFUN TAX-EXEMPT INCOME FUND

(each a “Trust,” and collectively the “Trusts”)

Supplement dated April 3, 2020 to the
Summary Prospectuses and Prospectuses, each dated as set forth on Appendix A as may be supplemented and/or revised from time to time, with respect to the series of the Trusts listed on Appendix A (each a “Fund,” and collectively the “Funds”)

1.	Effective immediately, “Market Risk” included in each “Principal Risks” section of each Prospectus and Summary Prospectus is deleted and replaced with the following:

Market Risk: The Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

ELFUN INCOME FUND | ELFUN INCOME FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

ELFUN INCOME FUND

(each a “Trust,” and collectively the “Trusts”)

Supplement dated April 3, 2020 to the
Summary Prospectuses and Prospectuses, each dated as set forth on Appendix A as may be supplemented and/or revised from time to time, with respect to the series of the Trusts listed on Appendix A (each a “Fund,” and collectively the “Funds”)

1.	Effective immediately, “Market Risk” included in each “Principal Risks” section of each Prospectus and Summary Prospectus is deleted and replaced with the following:

Market Risk: The Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

ELFUN DIVERSIFIED FUND | ELFUN DIVERSIFIED FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

ELFUN DIVERSIFIED FUND

(each a “Trust,” and collectively the “Trusts”)

Supplement dated April 3, 2020 to the
Summary Prospectuses and Prospectuses, each dated as set forth on Appendix A as may be supplemented and/or revised from time to time, with respect to the series of the Trusts listed on Appendix A (each a “Fund,” and collectively the “Funds”)

1.	Effective immediately, “Market Risk” included in each “Principal Risks” section of each Prospectus and Summary Prospectus is deleted and replaced with the following:

Market Risk: The Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

ELFUN INTERNATIONAL EQUITY FUND | ELFUN INTERNATIONAL EQUITY FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

ELFUN INTERNATIONAL EQUITY FUND

(each a “Trust,” and collectively the “Trusts”)

Supplement dated April 3, 2020 to the
Summary Prospectuses and Prospectuses, each dated as set forth on Appendix A as may be supplemented and/or revised from time to time, with respect to the series of the Trusts listed on Appendix A (each a “Fund,” and collectively the “Funds”)

1.	Effective immediately, “Market Risk” included in each “Principal Risks” section of each Prospectus and Summary Prospectus is deleted and replaced with the following:

Market Risk: The Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

ELFUN TRUSTS | ELFUN TRUSTS
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

ELFUN TRUSTS

(each a “Trust,” and collectively the “Trusts”)

Supplement dated April 3, 2020 to the
Summary Prospectuses and Prospectuses, each dated as set forth on Appendix A as may be supplemented and/or revised from time to time, with respect to the series of the Trusts listed on Appendix A (each a “Fund,” and collectively the “Funds”)

1.	Effective immediately, “Market Risk” included in each “Principal Risks” section of each Prospectus and Summary Prospectus is deleted and replaced with the following:

Market Risk: The Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.